Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Intangible assets	€ 25,041	€ 22,059
Right-of-use assets	3,286	3,366
Property, plant, and equipment	6,391	5,389
Other investments and other assets	179	3,373
Trade and other receivables (non-current)	4	4
Deferred tax assets
Non-current assets	34,900	34,192
Inventories	39,119	53,137
Contract assets		6
Trade and other receivables (current)	21,227	17,666
Cash and cash equivalents	29,162	34,441
Current assets	89,509	105,250
Total assets	124,408	139,442
Share capital	4	4
Capital reserves	225,007	216,815
Other equity	106	45
Retained earnings	(136,117)	(117,211)
Profit (loss)	(55,081)	(18,906)
Equity attributable to owners of the Company	33,919	80,747
Non-controlling interests
Total equity	33,919	80,747
Lease liabilities (non-current)	2,580	2,635
Warrant liabilities (non-current)	21,626	2,439
Trade and other payables (non-current)	169	150
Contract liabilities (non-current)	65	138
Other provisions (non-current)	4,513	6,719
Deferred tax liabilities	1,189	4,241
Non-current liabilities	30,142	16,322
Lease liabilities (current)	853	842
Loans and borrowings (current)	13,908
Trade and other payables (current)	22,021	15,702
Contract liabilities (current)	7,454	23,583
Income tax liabilities (current)	(102)	189
Other provisions (current)	16,212	2,056
Current liabilities	60,347	42,373
Total liabilities	90,489	58,695
Total equity and liabilities	€ 124,408	€ 139,442